Page 1







    As filed with the Securities and Exchange Commission on November 3, 2006





                              File Nos. 333-132392


                                    811-21865






                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549





                                    FORM N-1A





             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933






                          Pre-Effective Amendment No. 6






                        Post-Effective Amendment No. ___


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940






                                 Amendment No. 6









     Nakoma Mutual Funds (Exact Name of Registrant as Specified in Charter)


             525 Junction Road, Suite 8600, Madison, Wisconsin 53717
               (Address of Principal Executive Office) (Zip Code)


       Registrant's Telephone Number, including Area Code: (608) 831-8814




                                 Daniel Pickett
                          Nakoma Capital Management LLC
                          525 Junction Road, Suite 8600
                            Madison, Wisconsin 53717
                     (Name and address of agent for service)

                          Copies of Communications to:

                                 Mark Strefling

                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                             90 South Seventh Street
                          Minneapolis, Minnesota 55402





                  Approximate Date of Proposed Public Offering:


             As soon as practicable after the effective date of the
                             Registration Statement.





It is proposed that this filing will become effective (check appropriate box)


         |_| immediately upon filing pursuant to paragraph (b)


         |_| on May __, 2006 pursuant to paragraph (b)


         |_| 60 days after filing pursuant to paragraph (a)(1)


         |_| on (date) pursuant to paragraph (a)(1)


         |_| 75 days after filing pursuant to paragraph (a)(2)


         |_| on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:


         |_| this post-effective amendment designates a new effective date for a previously filed post effective amendment.





         This Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                       PROSPECTUS DATED NOVEMBER 3, 2006












                           Nakoma Absolute Return Fund









                       Prospectus dated November 3, 2006









This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.











Investment Products Offered


==============================


 Are Not FDIC Insured


 May Lose Value


 Are Not Bank Guaranteed


==============================

CONTENTS



FUND SUMMARY                                                 2

PERFORMANCE TABLE AND BAR CHART                              4

FEES AND EXPENSES                                            4

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS          6

MANAGEMENT OF THE FUND                                       10

SHAREHOLDER INFORMATION                                      11

OTHER FUND AND ACCOUNT POLICIES                              19

DISTRIBUTIONS AND TAXES                                      22

FINANCIAL HIGHLIGHTS                                         24

PRIVACY POLICY                                               24

OTHER INFORMATION                                            24

                                  FUND SUMMARY


         The Fund Summary describes the Nakoma Absolute Return Fund's investment objective, principal investment strategies, principal risks and fees. The Fund Summary includes a short discussion of some of the principal risks of investing in the Nakoma Absolute Return Fund (the "Fund"). A further discussion of these and other risks begins on page 5.



         A more detailed description of the Fund, including the risks associated with investing in the Fund, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.


INVESTMENT OBJECTIVE



         The Fund seeks absolute returns with low volatility independent of equity market conditions.



PRINCIPAL INVESTMENT STRATEGIES



         The Fund seeks to achieve its objective by selecting investments intended to provide protection of capital in declining stock and bond markets and to participate in appreciating stock and bond markets. The Fund invests primarily in equity securities traded in U.S. markets taking long positions in companies where the Adviser believes operating results will exceed investor's expectations and establishing short positions in companies the Adviser believes will disappoint or as hedged offsets to long positions.



         When the Fund takes a long position, it purchases a stock outright. When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money when the market price of the borrowed stock goes down and the Fund is able to replace it for less than it earned by selling it short. Conversely, if the price of the stock goes up after the sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.



         The Fund's investment approach is composed of three integrated processes: dynamic asset allocation, fundamental stock selection and risk management.





         With respect to dynamic asset allocation, the Adviser assesses trends in stock and bond markets. When the underlying economic drivers in the stock or bond market are positive, the Adviser will increase the Fund's allocation to the market that benefits from the favorable environment. The Fund decreases the amount invested in markets expected to decline. This allocation process is designed to determine the Fund's net equity exposure. The Fund principally invests in equity securities and intermittently in debt securities.


         The fundamental stock selection process is designed to identify companies with the potential for positively or negatively surprising business results over a six to eighteen month time horizon. For each stock, the Adviser monitors key business drivers (macroeconomic, secular trends, industry dynamics and company specific events) that will affect the underlying company's business over the investment time horizon. The Adviser believes that when a company's key drivers exceed expectations, the company's share price can be expected to increase until investor expectations and actual company performance converge. Conversely, if a company's results fall short of investors' expectations, its share price may decrease until investor expectations converge with actual performance. The Adviser's analysis of each opportunity (long or short) considers the level of investor expectations in assessing the potential reward for a correct call versus the potential loss for an error. Therefore, the strategy is not short-term trading oriented; rather the Adviser relies on fundamental analysis of a company's future business prospects. The Fund principally invests in mid to large capitalization U.S. traded companies, but may consider issuers of all sizes in all markets.


         The Fund's risk management process analyzes the sources of volatility in the portfolio (e.g. capitalization, style, interest rate sensitivity, etc.) in an effort to match Fund risk exposures with the Fund's overall market view and avoid unintended risk exposures. Additional risk management techniques are employed in a further effort to minimize volatility.


            Up to 25% of the Fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts ("ADRs"). ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.


            The Fund's investment objective and strategies are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may be changed by the Trustees of the Fund without shareholder approval.

SUMMARY OF PRINCIPAL RISKS


         The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.


         MARKET RISK. The value of the Fund's long portfolio may decrease if the value of an individual company or multiple companies in the portfolio differ from the Fund's portfolio managers' assessment of a company's intrinsic worth. The value of the Fund's long portfolio could also decrease if the stock market goes down regardless of how well individual companies perform. Conversely, the value of the Fund's short positions may decrease if the stock market goes up, regardless of how well individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.



         MID-CAP STOCK RISK. Stocks of mid-cap companies involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.



         SHORT SALES RISK. Short sales are speculative transactions and involve special risks, including a reliance on the portfolio managers' ability to accurately anticipate the future value of a security. The Fund's losses are potentially unlimited in a short sale transaction. The Fund's use of short sales in effect leverages the Fund's portfolio. The Fund also may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes. The Fund's use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.


         BORROWING RISK. The Fund also may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes.


         LEVERAGING RISK. The Fund's use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

         FOREIGN SECURITIES RISK. The Fund may invest in the securities of foreign issuers that are traded on U.S. exchanges or in American Depository Receipts (ADRs). ADRs are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers that can increase the potential for losses. These include: exposure to potentially adverse local, political and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards.


         MANAGER RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's adviser, Nakoma Capital Management, LLC (the "Adviser") will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. Also, although the Adviser is experienced in managing private funds and accounts with investment objectives and strategies similar to those of the Fund, the Adviser has no history of advising a registered investment company such as the Fund and there can be no assurance that the Fund's investment objective will be achieved.


         NEW FUND RISK. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.


                         PERFORMANCE TABLE AND BAR CHART


         This Prospectus does not include performance information because, as of the date of this Prospectus, the Fund had not completed a full year of operation. Please contact shareholder services at the telephone number on the back cover of this Prospectus to obtain the Fund's performance information. Please remember that the Fund is intended to be a long-term investment, and that performance results are historical. Past performance (particularly over a short-term period) is not predictive of future results.


                                FEES AND EXPENSES


         The following table is provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. Therefore all shareholders pay those expenses indirectly.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                     Maximum Sales Charge (Load)
                                Imposed on Purchases (as a
                                Percentage of Offering Price)            None
                  Maximum Deferred Sales Charge (Load)                   None
                  Maximum Sales Charge (Load)
                                Imposed on Reinvested Dividends and
                                Distributions                            None
                  Redemption Fee                                         None(1)
                  Exchange Fee                                           None





ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)





Advisory fees                                                            1.50%



Other expenses(2)


      Short sales expenses                                                 0.40%

      Remainder of other expenses                                          1.03%
                                                                           -----
TOTAL OTHER EXPENSES                                                       1.43%

TOTAL ANNUAL FUND OPERATING EXPENSES                                       2.93%


Less Fee Waiver/Expense Reimbursement(3)                                   0.54%
                                                                           -----


NET ANNUAL FUND OPERATING EXPENSES PLUS COSTS OF LEVERAGE AND SHORT SELLING(4)
(AFTER WAIVER/EXPENSE REIMBURSEMENT)                                       2.39%




EXAMPLES


This example can help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes


--        You invest $10,000 in the Fund for the time periods indicated;


--        Your investment has a 5% return each year; and


-- The Fund's operating expenses remain the same.



Please note that the figures below are based on the Fund's total annual fund operating expenses, without giving effect to the fee waiver/expense reimbursement agreement described below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




After 1 year                     $  296


After 3 years                    $  907


----------------------------


(1) The Fund charges a fee of $15 for each wire redemption.



(2) Because the Fund commenced operations in 2006, "Other expenses," which include custodian, administration, transfer agency and other customary fund expenses, are based on estimated amounts for the current fiscal year. The Fund's principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security, and this obligation must be disclosed as a Fund expense. The Fund estimates that expenses related to dividends on short sales for the current fiscal year will be 0.40%, which is also listed as "Short sales expenses" under "Other expenses."


3) The Adviser has contractually agreed to reduce its advisory fee and/or reimburse expenses of the Fund to ensure that Net Total Annual Operating Expenses do not exceed 1.99% of the Fund's average net assets, excluding interest, taxes, transaction costs (such as brokerage commissions and expenses relating to dividends on short sales) and extraordinary expenses. This agreement is in effect until June 1, 2007. The Adviser may request a reimbursement of any foregone advisory fees or reimbursed Fund expenses within three years following the reduction or reimbursement, but only to the extent the Fund's total operating expenses (excluding the items identified above) plus any requested reimbursement amount are less than the above limit at the time of the request. Any such reimbursement is subject to Board of Trustees review and approval.


(4) Excluding dividend expense on Securities Sold Short, Total Annual Fund Operating Expenses would have been 1.99%.


    The Fund is responsible for its own operating expenses. Pursuant to a contract between the Adviser and the Fund, the Adviser has agreed to forego advisory fees and/or reimburse Fund expenses to ensure that the total amount of Fund normal operating expenses, excluding interest, taxes, transaction costs (such as brokerage commissions and expenses relating to dividends on short sales), and extraordinary expenses, do not exceed 1.99% of the Fund's average net assets until June 1, 2007 (if expenses related to projected dividends on short sales are included, estimated operating expenses after application of the limit would be 2.39% of the Fund's average net assets). The Adviser may request the Fund to reimburse foregone advisory fees or expense reimbursements for a three year period after such fees were foregone or Fund expenses reimbursed. The amount of any such reimbursement is subject to the contractual expense limit. This means that the Fund will only reimburse the Adviser to the extent its normal operating expenses (as identified above) plus any amounts to be reimbursed do not exceed the expense limitation. The Fund's Board of Trustees must review and approve any such Adviser reimbursement requests.



          MORE INFORMATION ON PRINCIPAL INVESTMENT STRATEGIES AND RISKS




         This section of the Prospectus provides a more complete description of the Fund's investment objective, principal strategies and risks. Of course, there can be no assurance that the Fund will achieve its investment objective and an investor may lose money investing in this Fund. The Fund seeks capital appreciation independent of equity market conditions.


GENERAL PORTFOLIO POLICIES


         In investing its portfolio assets, the Fund will follow the general policies listed below. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.







BORROWING/LEVERAGE


The Fund may borrow money from banks, up to one-third of its total assets (including the amount borrowed) for investment purposes, as permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act and its fundamental investment limitations, the Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days not including Sundays and holidays) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. An increase in the Fund's percentage of borrowings due to a change in the value or liquidity of portfolio securities which exceeds the Fund's borrowing limits after three days (not including Sundays and holidays) will be considered a violation of the Fund's fundamental borrowing policy. In addition to borrowing for leverage purposes, the Fund also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows the Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations. However, the Fund's short sale investments and related margin requirements will reduce the ability of the Fund to borrow money. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets and reduce the number of assets available for asset coverage as required under the 1940 Act. Consequently, it is expected that under normal market conditions, the Fund's borrowings will comprise between 0% and 5% of the Fund's NAV. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower


SHORT SALES


         A short position is one where the Fund has sold at the current market price a security that it does not own in anticipation of a decline in the market value of the security. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.


         Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns (other than the short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner will be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. If the lending lender requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the lender holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions. This requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging. The Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the lender or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the lender.




 EXCHANGE TRADED FUNDS



         The Fund may invest in exchange-traded funds (ETFs), which are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Fund purchases an ETF to gain exposure to a portion of the U.S. market without purchasing all of the underlying securities. The Fund's investment in ETFs will be limited by the requirements of Section 12(d) of Investment Company Act of 1940, to the extent applicable, which sets forth certain limitations regarding investment companies investing in other investment companies. Section 12(d)(1) prohibits the Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of the Fund's total assets; or
(iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.



PORTFOLIO TURNOVER



         The Fund expects to have high portfolio turnover, estimated at between approximately 100% and 200%. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments, and the investment style of the portfolio managers. Changes are made in the Fund's portfolio whenever the portfolio managers believe such changes are desirable. While the tax consequences of portfolio turnover are considered, the portfolio managers will sell a stock or close a short position when they believe it is appropriate to do so, regardless of how long the Fund has held or been short the securities. The Fund's short sales may produce higher than normal portfolio turnover. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.



         Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.



             MORE INFORMATION ON NON-PRINCIPAL INVESTMENT STRATEGIES


ILLIQUID INVESTMENTS


         The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business.


TEMPORARY DEFENSIVE POSITION


         The Fund may not always stay fully invested in equity securities. When the portfolio managers believe that market conditions are unfavorable the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks and bonds.


         In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


DERIVATIVES


         The Fund may invest options, futures, participatory notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs. The Fund does not intend to invest more than 5% of its net assets in derivatives.



FUTURE DEVELOPMENTS


         The Fund may take advantage of other investment practices and invest in new types of securities and financial instruments that are not currently contemplated for use by the Fund, or are not available but may be developed, to the extent such investment practices, securities and financial instruments are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.



                       MORE INFORMATION ON PRINCIPAL RISKS



LONG POSITIONS IN EQUITY SECURITIES


         The Fund will take long positions in equity investments consistent with the Fund's investment objective and strategies. A long position in equities is subject to the risk that a particular stock, an underlying fund, an industry, or stocks in general may fall in value. The prices of stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer's products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity.


SHORT SALES


         A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.



EXCHANGE TRADED FUNDS


     The main risk of investing in index-based investments like an ETF is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of an ETF, the Fund would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). ETFs may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Fund, to acquire their securities in excess of the limits of sec.12(d)(1).


BORROWING/LEVERAGE



The use of borrowing for investment purposes, commonly referred to as "leveraging," by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.




                     MORE INFORMATION ON NON-PRINCIPAL RISKS



ILLIQUID SECURITIES



         The Fund may invest in securities which are not readily marketable, including privately placed securities. The Fund may find it difficult to readily dispose of illiquid investments in the ordinary course of business. The Fund may be unable to sell illiquid securities at market value or may be forced to sell at a discount. In addition, illiquid investments may not have an established trading market. In the absence of an established trading market, the Adviser will value such investments consistent with its Board-approved valuation procedures.




DERIVATIVE INSTRUMENT RISK


         The use of derivative instruments, such as options, futures contracts, and options on futures contracts, exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the Adviser anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position. If the Fund uses derivative instruments and the Adviser's judgment proves incorrect, the Fund's performance could be worse than if it had not used these instruments.



INDUSTRY RISK


         Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund's investments, if any, in multiple companies in a particular industry increase the Fund's exposure to industry risk.


MORE DETAILED INFORMATION ABOUT THE FUND, ITS POLICIES AND RISKS CAN BE FOUND IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION (SAI).


                        DISCLOSURE OF PORTFOLIO HOLDINGS


         The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report in being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which is filed with SEC no later than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available on the SEC's website at "www.sec.gov". Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.



                             MANAGEMENT OF THE FUND


INVESTMENT ADVISER


         Nakoma Capital Management, LLC ("Nakoma" or the "Adviser"), 525 Junction Road Suite 8600, Madison, Wisconsin, 53717 is the Fund's adviser. Nakoma is registered as an investment adviser with the Securities and Exchange Commission.



         Subject to policies adopted by the Board of Trustees of the Fund (the "Board"), Nakoma directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolios. Nakoma, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization. The Fund pays Nakoma an annual fee in monthly installments of 1.5% of the Fund's average daily net assets.


         After the Fund has commenced operations, a description of the basis for the Board approving the investment advisory contract with the Adviser will be available in the Fund's semi-annual report for fiscal period ending November 30, 2006.



         The Adviser may act as an investment adviser to other persons, firms, corporations and private investment funds. The Adviser may receive management fees that may be higher or lower than the advisory fees it receives from the Fund. Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the Adviser's policy to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions will generally be averaged as to price and will share transaction costs pro rata.


PORTFOLIO MANAGERS



         Daniel Pickett is primarily responsible for the management of the Fund's portfolio and has had responsibility for the day-to-day management of the Fund since its inception. Mark Fedenia is also a portfolio manager of the Fund. Their biographies are set forth below.



         Mr. Pickett has been the Adviser's Chief Investment Officer since joining the Adviser in 2003. Prior to joining the Adviser, he served as Managing Director and Director of Research for Southridge Capital Management, a Connecticut hedge fund firm from 1997 to 2002. From 1988 to 1997, Mr. Pickett was Portfolio Manager and Director of Research at Columbus Circle Investors, and from 1986 to 1988, he served in the Equity Research department of American Family Insurance Group.



         Mr. Fedenia has been Managing Director of the Adviser since joining it in 2003. Mr. Fedenia is also a tenured member of the Finance Department at the University of Wisconsin-Madison. Since 1986, Mr. Fedenia has been the Director of the Applied Security Analysis Program at the University. From 1998 to 2000, Mr. Fedenia was a portfolio manager for PFP Management Company LLC. From 2000 to 2002, Mr. Fedenia developed portfolio accounting systems for Southridge Capital.



         The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they each manage and their ownership of Fund shares.


                             SHAREHOLDER INFORMATION



         This section discusses how to buy, sell or redeem shares in the Fund that are offered in this prospectus. References in this section to "in good order" mean that all information or other steps required in connection with a particular transaction have been provided or completed.



BUYING SHARES


MINIMUM INDIVIDUAL PURCHASE AMOUNT:


                                     MINIMUM PURCHASE
                                     AMOUNT

                                     INITIAL                 ADDITIONAL

Regular Accounts                     $1,000                  $100

Automatic investment plans           $1,000                  $100

IRAs                                 $1,000                  $100

The Fund, in its discretion, may waive the minimum purchase amount.


PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF THE FUND IF THEY ARE ELIGIBLE FOR SALE IN YOUR STATE OR JURISDICTION.


PAYMENTS TO INVESTMENT PROFESSIONALS AND FINANCIAL INSTITUTIONS


         The Adviser may compensate investment professionals and financial institutions (institutions) out of its own resources in connection with the sale or retention of Fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. These payments may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the "Fees and Expenses" section of the prospectus because they are not paid by the Fund.


         These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the Adviser. Certain institutions also may receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders who invest in the Fund.

   You can ask your institution for information about any payments it receives from the Adviser and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the Adviser in the SAI.


         Although the Fund may use brokers and dealers who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.


INFORMATION ABOUT YOUR ACCOUNT


         This Fund is a no-load fund, which means that you may purchase or redeem shares directly at their NAV without paying a sales charge. However, you may be charged a fee or have higher investment minimums if you buy or sell shares through a securities dealer, bank or financial institution.


ANTI-MONEY LAUNDERING PROGRAM


         Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close an account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If an account is closed at the request of governmental or law enforcement authority, the shareholder may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


         To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.


         If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker or financial adviser. If the Fund cannot obtain the required information within a timeframe established in the fund's sole discretion, your application will be rejected.


         When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. The Fund may reject your application under its Anti-Money Laundering Program. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.


         The Fund will try to verify your identity within a timeframe established in the Fund's sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes.


LIMITATIONS ON PURCHASES AND MARKET TIMING


MARKET TIMING GENERALLY


         The Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term or frequent trading, often referred to as "market timing." Frequent trading in the Fund, such as by traders seeking short-term profits from market momentum and other timing strategies, may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and potential dilution in the value of shares. As money is moved in and out, the Fund may incur expenses related to buying and selling portfolio securities and these expenses are borne by Fund shareholders.


         Specifically, focus is placed on identifying redemption transactions that may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a predetermined period of time. If frequent trading trends are detected, an appropriate course of action is taken, which course of action will be determined by consideration of, among other things, shareholder account transaction history. The Fund reserves the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions that, in the judgment of the Fund's Adviser, represent excessive trading, may be disruptive to the management of the Fund's portfolio, may increase the Fund's transaction costs, administrative costs or taxes, and those that may otherwise be detrimental to the interests of the Fund and its shareholders. The Fund also reserves the right to refuse, restrict or cancel purchase orders not accompanied by payment and to take such other actions in response to potential market timing activity as are described below.


MARKET TIMING CONSEQUENCES


         If information regarding your trading activity in the Fund is brought to the attention of the Fund's Adviser and based on that information the Fund or its Adviser in its sole discretion concludes that your trading may be detrimental to the Fund, the Fund may temporarily or permanently bar your future purchases in the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund). The Fund may refuse to sell shares to persons determined by the Fund to be potential market timers, even if any pre-determined limitations established on behalf of the Fund have not been reached.



         MARKET TIMING AND REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES


         You are an investor subject to the Fund's policies and procedures regarding frequent trading, whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an investment adviser, an administrator or trustee of a retirement plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers.


RISKS FROM MARKET TIMERS


         Depending on various factors, including the size of the Fund, the amount of assets the Adviser typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.


         The Fund is currently using several methods to reduce the risks associated with market timing. These methods include:


-- Committing staff to periodically review trading activity in order to identify trading activity that may be contrary to the Fund's policies regarding frequent trading;


-- Seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.


Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be minimized or completely eliminated.


INVOLUNTARY REDEMPTIONS


         The Fund reserves the right to close your account and redeem your shares involuntarily (1) if the account value falls below the Fund's minimum account level ($500), (2) to reimburse the Fund for any loss sustained by reason of a failure to make full payment for shares purchased, (3) to collect any charge relating to transactions effected for the benefit of your account which charge is applicable to the Fund's shares as provided in this Prospectus, (4) if you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed by the Adviser to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law, or (5) for other good reasons as determined by the Fund's Adviser.


HOW TO INVEST IN THE FUND


PURCHASING SHARES


How to Purchase Shares from the Fund


      1. Read this Prospectus carefully

      2. Determine how much you want to invest keeping in mind the following minimums:

            A. INITIAL INVESTMENTS

            o     All Accounts          $ 1,000

            B. ADDITIONAL INVESTMENTS

            o     Dividend reinvestment No Minimum

            o     Automatic investment  $ 100
                  plan

            o     All other accounts $ 100

            The Fund may accept initial investments of (i) not less than $1,000 from investors who are related to or affiliated with shareholders who have invested $25,000 in the Fund and (ii) not less than $1,000 from directors of the Fund and employees and officers of Nakoma.


      3. Complete the Purchase Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the reorder form attached to your confirmation statements (the Fund have additional Purchase Applications and reorder forms if you need them). If you have any questions, please call 1-866-6NAKOMA (1-866-662-5662).


      4. Make your check payable to "Nakoma Absolute Return Fund." All checks must be drawn on U.S. banks. The Fund will not accept cash or third party checks, money orders, travelers checks, credit cards, credit card checks or other checks deemed to be high risk. UMBFS WILL CHARGE A $20 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK OR ACH RETURNED FOR ANY REASON. THE FUND RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER FOR SHARES OF THE FUNDS.

      5.    Send the application and check to:

            BY FIRST CLASS MAIL

                  Nakoma Absolute Return Fund
                  c/o UMB Fund Services, Inc.

                  P.O. Box 2175 Milwaukee, WI 53201-2175


            BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

                  Nakoma Absolute Return Fund
                  c/o UMB Fund Services, Inc.
                  803 West Michigan Street, Suite A
                  Milwaukee, WI 53233-2301

            PLEASE DO NOT SEND LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.


      6. Purchase orders received in good order as of the close of regular trading of the New York Stock Exchange (typically 4:00 p.m. Eastern
            Time) will receive that day's net asset value, and purchase orders received in good order after market close, will receive the next day's net asset value. Shareholders buying or selling through non-authorized agents will receive the net asset value next calculated after the Fund receives the order.

      7. TO PURCHASE SHARES BY WIRE, UMBFS MUST HAVE RECEIVED A COMPLETED APPLICATION AND ISSUED AN ACCOUNT NUMBER. If you wish to open an account by wire, please call 1-866-6NAKOMA (1-866-662-5662) prior to wiring funds. You should wire funds to:


                  UMB Bank, n.a.


                  ABA #101000695
                  For credit to Nakoma Absolute Return Fund

                  Account # 9871418286

                  For further credit to:
                          {Investor Account # _______}
                         {Name or Account Registration}
                        {Social Security or Taxpayer Identification Number}




        PLEASE REMEMBER THAT UMB BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND UMB BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.


PURCHASING SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS


        Some broker-dealers may sell shares of the Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or Nakoma.


        The Fund may enter into agreements with broker-dealers, financial institutions or other service providers (collectively, "Servicing Agents" and each a "Servicing Agent") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing Agents may:


            o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents may not be subject to the minimum purchase requirements of the Fund.

            o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

            o Charge fees for the services they provide to their customers. Also, the Fund and/or Nakoma may pay fees to Servicing Agents to compensate them for the services they provide their customers.

            o Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund's behalf). If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund's behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before market close will receive that day's net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after market close will receive the next day's net asset value.

        If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.



         If you purchase shares through a third party that is not authorized to accept purchases on behalf of the Fund, you will receive the net asset value next calculated after the Fund receives the order from such third party.



Automatic Investment Plan


        You can open an automatic investment plan with an initial investment of $1,000 and a minimum of $100 per transaction after you start your plan. On the day you select (you may choose the 5th, 10th, 15th, 20th, or 25th of the month), the amount you select is automatically transferred from your checking or savings account. There is no fee for this service, but if your purchase is rejected for any reason, you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Fund. You can terminate the automatic investment plan at any time by calling UMBFS at least five business days before your next scheduled withdrawal date. Your automatic investment plan will be terminated in the event two successive mailings we send to you are returned by the U.S. Post Office as undeliverable. If this occurs, you must contact shareholder services to reinstate your automatic investment plan. Certain changes to the plan upon reinstatement will require a Medallion Signature Guarantee.


Other Information about Purchasing Shares of the Fund



        The Fund may reject any purchase application for any reason. The Fund may accept purchase orders by telephone. The Fund will not issue certificates evidencing shares. Investors will receive a written confirmation for all purchases of shares. If you would like to purchase shares into a retirement account, please call 1-866-6NAKOMA (1-866-662-5662) for additional information.



REDEEMING SHARES


How to Redeem (Sell) Shares


      1. Prepare a letter of instruction containing:

            o     the name of the Fund(s)

            o     account number(s)

            o     the dollar amount or number of shares being redeemed

            o     the name(s) on the account

            o     daytime phone number


            o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact shareholder services in advance at 1-866-6NAKOMA (1-866-662-5662) if you have any questions.


      2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

      3.    Obtain a Medallion Signature Guarantee in the following situations:

            o     The redemption request exceeds $50,000

            o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

            o The redemption proceeds are to be sent to an address other than the address of record

            o The Fund receives the redemption request within 30 business days of an address change

            MEDALLION SIGNATURE GUARANTEES MUST BE OBTAINED FROM A PARTICIPANT IN A MEDALLION PROGRAM ENDORSED BY THE SECURITIES TRANSFER ASSOCIATION. PARTICIPANTS ARE TYPICALLY COMMERCIAL BANKS OR TRUST COMPANIES IN THE UNITED STATES, BROKERAGE FIRMS THAT ARE MEMBERS OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. OR MEMBERS OF THE NEW YORK STOCK EXCHANGE. A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

      4. Send the letter of instruction to:

            BY FIRST CLASS MAIL

                  Nakoma Absolute Return Fund
                  c/o UMB Fund Services, Inc.

                  P.O. Box 2175 Milwaukee, WI 53201-2175


            BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL


                  Nakoma Absolute Return Fund
                  c/o UMB Fund Services, Inc.
                  803 West Michigan Street, Suite A
                  Milwaukee, WI 53233-2301

            PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

How to Redeem (Sell) Shares through Servicing Agents


        If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.


Redemption Price


            o The redemption price per share you receive for redemption requests is the next determined net asset value after shareholder services receives your written request in good order with all required information; or

            o If the Fund have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.


            o If you redeem shares through a third party that is not authorized to accept redemptions on behalf of the Fund, you will receive the net asset value next calculated after the Fund receives the order from such third party.





PAYMENT OF REDEMPTION PROCEEDS


            o When shareholders redeem shares other than through Servicing Agents, shareholder services will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes up to 3 business days to reach the shareholder's account whereas shareholder services generally wires redemption proceeds on the business day following the calculation of the redemption price. However, shareholder services may pay the proceeds of a redemption on a date no later than the seventh day after the redemption request.

            o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

 Other Redemption Considerations


        When redeeming shares of the Fund, shareholders should consider the following:


            o     The redemption may result in a taxable gain.

            o As permitted by the 1940 Act, the Fund may delay the payment of redemption proceeds for up to seven days in all cases. It is the Fund's normal procedure to either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information or, if elected by the investor, transfer the redemption proceeds to a designated bank account by Electronic Funds Transfer or wire.

            o If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

            o The Fund currently charges $15 for each wire redemption but does not charge a fee for Electronic Funds Transfers.

            o The Fund may pay redemption requests "in kind." This means that the Fund may pay redemption requests entirely or partially with liquid securities rather than cash. Shareholders who receive a redemption "in kind" may incur costs to dispose of such securities.

                         OTHER FUND AND ACCOUNT POLICIES


CALCULATING SHARE PRICE



         The price at which you buy or sell Fund shares is the net asset per share price or NAV. The NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The NAV is calculated at the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time) each business day the NYSE is open. It is not calculated on days the NYSE is closed for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The price for a purchase or redemption of fund shares is the NAV next calculated after receipt of your request. The share price is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding.



         The Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the closing of the trading market that materially affects the values, assets may be valued at their fair value. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of shares may change on days that you cannot buy or sell shares. Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.


         Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund may rely on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs the third party pricing vendors will provide revised values to the Fund.



         FAIR VALUATION -- INDIVIDUAL SECURITIES. Since the Fund may invest in securities that are relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). The Fund's Board of Trustees has delegated to responsibility for fair valuation of securities to the Adviser, which has created a Valuation Committee to implement the Fund's fair valuation guidelines. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.



The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.


EXCHANGE TRADED SECURITIES. Securities traded or dealt in upon one or more securities exchange (whether domestic or foreign, including the National Association of Securities Dealers' Automated Quotation System ("NASDAQ")) and not subject to restrictions against resale shall be valued:


(i) at the last quoted sales price or, in the absence of a sale,


(ii) at the mean of the last bid and asked prices.


NON-EXCHANGE TRADED SECURITIES. Securities not traded or dealt in upon any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and asked prices.


MONEY MARKET INSTRUMENTS. Notwithstanding anything to the contrary, money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate. Municipal daily or weekly variable rate demand instruments may be priced at par plus accrued interest.


SECURITIES TRADED ON MORE THAN ONE EXCHANGE. If a security is traded or dealt in on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations from the market in which the security is primarily traded shall be used.


CURRENCIES AND RELATED ITEMS. The value of foreign currencies shall be translated into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.


OPTIONS. The Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day, at the mean of the last closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.


STATEMENTS, REPORTS AND PROSPECTUSES. You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account. You also will receive the Fund's financial reports every six months as well as an annual updated prospectus.


INVESTMENT REPRESENTATIVE ACCOUNT ACCESS. If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.


JOINT ACCOUNTS. Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.


ADDITIONAL POLICIES. Please note that the Fund maintains additional policies and reserves certain rights, including:


-- The Fund may restrict, reject or cancel any purchase orders.


-- The Fund may modify, suspend, or terminate telephone/online privileges at any time.


-- The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.


-- Normally, redemption proceeds are paid out by the next business day, but payment may take up to seven days if making immediate payment would adversely affect the Fund.


-- In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.


-- For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the Adviser determines it is in the best interest of the Fund, consistent with applicable law.


-- You may only buy shares of the Fund if they are eligible for sale in your state or jurisdiction.


-- To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.


                             DISTRIBUTIONS AND TAXES



DISTRIBUTIONS


         To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. However, because the principal investment goal of the Fund is to invest in both long and short positions in equity securities, it is anticipated that a smaller portion of the income dividends paid to you by the Fund will be qualified dividend income eligible for taxation by individuals at long-term capital gain rates than if the Fund invested in only long positions in equity securities. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Fund. Distributions are made at the class level, so they may vary from class to class within the Fund.


         You have two distribution options:


            o AUTOMATIC REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional shares of the Fund.

            o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.


         You may make your distribution election on the Purchase Application. You may change your election by writing to the Fund's transfer agent, UMB Fund Services, Inc. ("UMBFS") or by calling 1-866-6NAKOMA (1-866-662-5662).



DISTRIBUTION SCHEDULE


         Dividends and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


HOW DISTRIBUTIONS AFFECT THE FUND'S NAV


         Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


"BUYING A DIVIDEND"


         If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of the Fund close to year-end, you should consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase. For your convenience, Fund distributions of dividends and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES


         As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.


         The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.


TAXES ON DISTRIBUTIONS


         Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. As a result, although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.


         Income dividends and net capital gains distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


         Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.


         The Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.


TAXATION OF THE FUND


         Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.


         Certain of the Fund's transactions involving short sales, futures, options, swap agreements, hedged investments and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount and timing of distributions to shareholders. The Fund will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.


         The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.





                              FINANCIAL HIGHLIGHTS


         Financial information is not provided because, as of the date of this prospectus, the Fund had not commenced operations.


                                 PRIVACY NOTICE


The Fund collects non-public personal information about you from the following sources:




     o    Information we receive about you on applications or other forms;

     o    Information you give us orally; and/or

     o Information about your transactions with us or others.




         WE DO NOT DISCLOSE ANY NON-PUBLIC PERSONAL INFORMATION ABOUT OUR SHAREHOLDERS OR FORMER SHAREHOLDERS WITHOUT THE SHAREHOLDER'S AUTHORIZATION, EXCEPT AS PERMITTED BY LAW OR IN RESPONSE TO INQUIRIES FROM GOVERNMENTAL AUTHORITIES. WE MAY SHARE INFORMATION WITH AFFILIATED PARTIES AND UNAFFILIATED THIRD PARTIES WITH WHOM WE HAVE CONTRACTS FOR SERVICING THE FUND. WE WILL PROVIDE UNAFFILIATED THIRD PARTIES WITH ONLY THE INFORMATION NECESSARY TO CARRY OUT THEIR ASSIGNED RESPONSIBILITY. ALL SHAREHOLDER RECORDS WILL BE DISPOSED OF IN ACCORDANCE WITH APPLICABLE LAW. WE MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS TO PROTECT YOUR NON-PUBLIC PERSONAL INFORMATION AND REQUIRE THIRD PARTIES TO TREAT YOUR NON-PUBLIC PERSONAL INFORMATION WITH THE SAME HIGH DEGREE OF CONFIDENTIALITY.


         IN THE EVENT THAT YOU HOLD SHARES OF THE FUND THROUGH A FINANCIAL INTERMEDIARY, INCLUDING, BUT NOT LIMITED TO, A BROKER-DEALER, BANK OR TRUST COMPANY, THE PRIVACY POLICY OF YOUR FINANCIAL INTERMEDIARY WOULD GOVERN HOW YOUR NON-PUBLIC PERSONAL INFORMATION WOULD BE SHARED WITH UNAFFILIATED THIRD PARTIES.


                                OTHER INFORMATION


You can learn more about the Fund in the following documents:


ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


         Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports. In the Fund's annual report you will find a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, report of the independent registered public accounting firm. After the Fund has commenced operations, you may obtain these reports at no cost through your investment representative or by e-mailing or calling us at the address and number below.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


         Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus). For a free copy of the SAI, please contact your investment representative, call us at the number listed below, or write to us at the address listed below. You also can obtain information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (phone (202) 551-8090) or the EDGAR Database on the Securities and Exchange Commission's Internet site at www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the Securities and Exchange Commission's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.


WHERE TO GET INFORMATION


         The SAI and the annual and semi-annual reports are available to shareholders and prospective investors without charge, simply by calling 1-866-6NAKOMA (1-866-662-5662). The Fund does not have an Internet web site and, therefore, it does not make its SAI and annual and semi-annual reports available on the internet.



        Prospective investors and shareholders who have questions about the Fund may also call the following number or write to the following address:


            Nakoma Absolute Return Fund
            c/o UMB Fund Services, Inc.

            P.O. Box 2175 Milwaukee, WI 53201-2175 Telephone: 1-866-6NAKOMA (1-866-662-5662)


        The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call (202) 551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to:


            Public Reference Section
            Securities and Exchange Commission
            Washington, D.C. 20549-0102



       Please refer to the Fund's Investment Company Act File No. 811-21865 when seeking information about the Fund from the Securities and Exchange Commission.

--------------------------------------------------------------------------------


A registration statement relating to shares of the Nakoma Absolute Return Fund has been filed with the Securities and Exchange Commission, but has not yet become effective. The information in this Statement of Additional Information ("SAI") is not complete and may be changed. Shares of the Nakoma Absolute Return Fund may not be sold until the registration statement is effective. This SAI is not an offer to sell shares of this Fund and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

--------------------------------------------------------------------------------

                           NAKOMA ABSOLUTE RETURN FUND
                       STATEMENT OF ADDITIONAL INFORMATION




                               NOVEMBER 3, 2006



THIS STATEMENT OF ADDITIONAL INFORMATION (SAI) IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO THE INFORMATION IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS, DATED NOVEMBER 3, 2006, WHICH WE MAY AMEND FROM TIME TO TIME, CONTAINS THE BASIC INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE FUND. YOU SHOULD READ THIS SAI TOGETHER WITH THE FUND'S PROSPECTUS.



FOR A FREE COPY OF THE CURRENT PROSPECTUS OR ANNUAL REPORT, CONTACT YOUR INVESTMENT REPRESENTATIVE, OR CALL 1-866-6NAKOMA (1-866-662-5662).

                                    CONTENTS


Fund History...................................................................1


Investment Objective, Strategies and Risks.....................................1


Disclosure of Portfolio Holdings..............................................15


Officers and Trustees.........................................................15


Code of Ethics and Proxy Voting Guidelines and Procedures.....................17


Investment Advisory and Other Services........................................20


Portfolio Transactions........................................................23


Taxation of the Fund..........................................................24


Organization, Voting Rights and Principal Holders.............................25


Payments to Intermediaries, Other Fees........................................26


Further Information Related to Your Account...................................26


Pricing of Shares.............................................................27


Registration Statement........................................................29


Financial Statements..........................................................29


Appendix A....................................................................29

1




                                  FUND HISTORY




     The name of the fund is Nakoma Absolute Return Fund (the "Fund"). The Fund is a series of Nakoma Mutual Funds, an open-end, diversified management investment company, commonly called a mutual fund, that was organized as a statutory trust in Delaware in March 2006 and registered with the Securities and Exchange Commission (SEC). The Fund's investment adviser is Nakoma Capital Management, LLC ("Nakoma" or the "Adviser").



     The Fund currently offers one class of shares of common stock. The Fund may offer additional classes of shares in the future.


     Each share represents a proportionate interest in the Fund's assets. All shares have the same voting and other rights and preferences. The shares have noncumulative voting rights. For elections of members of the Fund's Board of Directors (the "Board"), this gives holders of more than 50% of the shares the ability to elect all of the members of the Board. If this happens, holders of the remaining shares entitled to vote will not be able to elect anyone to the Board.


     The Fund does not intend to hold annual shareholder meetings and is not required to do so. The Fund may hold special meetings, however, for matters requiring shareholder approval. A special meeting may also be called by the Board and certain officers in their discretion.




                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



     Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.


     If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.


     The Fund has adopted certain investment restrictions as fundamental policies. A fundamental policy may only be changed if the change is approved by
(i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.


                         FUNDAMENTAL INVESTMENT POLICIES


     The Fund may not:



         (1) Invest 25% or more of the value of its total assets in any particular industry or groups of industries (other than U.S. Government securities and securities of other investment companies).



         (2) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.


         (3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).


         (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).


         (5) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.










         (6) Borrow money, except in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and
               (iv) for investment purposes in accordance with the Fund's investment policies. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.


         (7) Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 6 above, making loans in accordance with paragraph 4 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph (a) below, are not deemed to be senior securities.


          (8) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.



     The Fund's Board of Trustees (the "Board") has adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Board without shareholder approval. The additional restrictions adopted by the Board to date include the following:


         (a) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.


         (b) The Fund may not mortgage, pledge, hypothecate or in manner transfer any securities or other assets owned or held by the Fund except in connection with permitted borrowings and in connection with margin deposits, security interests, liens and collateral arrangements with respect to transactions involving short sales, options, futures contracts and other permitted investment techniques.


         (c) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Board, or the Fund's investment adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper, and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.


          (d) The Fund may not invest in companies for the purpose of exercising control of management.



          (e) The Fund may not invest in foreign securities that are not traded in the United States.




         For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Thomson Financial. To the extent that Thomson Financial industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with standard industry classifications as published by the SEC.


BORROWING


The Fund may borrow money from banks, up to one-third of its total assets (including the amount borrowed) for investment purposes as permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act and its fundamental investment limitations, the Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days not including Sundays and holidays) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. An increase in the Fund's percentage of borrowings due to a change in the value or liquidity of portfolio securities which exceeds the Fund's borrowing limits after three days (not including Sundays and holidays) will be considered a violation of the Fund's fundamental borrowing policy. In addition to borrowing for leverage purposes, the Fund also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows the Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations. However, the Fund's short sale investments and related margin requirements will reduce the ability of the Fund to borrow money. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets and reduce the number of assets available for asset coverage as required under the 1940 Act. Consequently, it is expected that under normal market conditions, the Fund's borrowings will comprise between 0% and 5% of the Fund's NAV. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower the Fund's overall returns.



     The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.


SHORT SALES


     In a short sale, the Fund sells a security it does not own in anticipation of a decline in the market value of that security or in an effort to hedge risks of other securities held long. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.


     The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


     Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns (other than the short sales proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner will be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions. This requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging. The Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.


CASH POSITION



     As discussed in the Prospectus, the Fund's cash position may temporarily increase for defensive purposes. These short-term instruments include rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to an advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's, Fitch or Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Fund also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's, Fitch and Moody's, see Appendix A. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Variable rate demand obligations ("VRDO") are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice.


ILLIQUID INVESTMENTS



     The Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Board has authorized Nakoma to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Fund. Under the guidelines established by the Board, Nakoma will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
(iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Nakoma will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Fund's liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.


     If illiquid securities exceed 15% of the Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of the Fund to decline.


SECURITIES LENDING


     The Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Nakoma makes efforts to balance the benefits and risks from granting such loans. The Fund will not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Nakoma to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.





ZERO COUPON, STEP COUPON, AND PAY-IN-KIND SECURITIES



     Within the parameters of its specific investment policies, the Fund may invest up to 5% of its assets in zero coupon, pay-in-kind, and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of the Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).



     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.


     Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


INVESTMENT COMPANY SECURITIES, INCLUDING EXCHANGE TRADED FUNDS


     From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits the Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of the Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
(ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.


     Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Fund, to acquire their securities in excess of the limits of sec.12(d)(1).


DEPOSITARY RECEIPTS



     The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Fund's Prospectus.



     POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.


     REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


     MARKET RISK. Foreign securities markets may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.



U.S. GOVERNMENT SECURITIES


     To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations.


     There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.


FUTURES, OPTIONS, AND OTHER DERIVATIVE INSTRUMENTS


     FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the Fund's custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. Nakoma will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian or with the FCM. The FCM may not maintain margin assets with the Fund's custodian or subcustodian and is required to hold such accounts directly with the FCM.


     The Fund may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Fund has claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Fund is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.


     Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.


     The Fund may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Fund may also enter into futures contracts to protect the Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. The Fund may also use this technique with respect to an individual company's stock. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if the Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.


     If the Fund owns bonds and the portfolio managers expect interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers expect interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.


     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers still may not result in a successful use of futures.


     Futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the portfolio managers' investment judgment proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.


     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.


     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.


     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.


     OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write put and call options on futures contracts. An option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.


     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates. The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


     FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Fund does not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


     The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund may invest for nonhedging purposes such as seeking to enhance return. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").


     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its portfolio managers' projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.


     The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.


     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.


     OPTIONS ON FOREIGN CURRENCIES. The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.


     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.


     The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.


     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


     The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with the Fund's custodian.


     The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.


     OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.


     A put option written by the Fund is "covered" if the Fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.


     A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and other liquid assets in a segregated account with its custodian. The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio managers believe that writing the option would achieve the desired hedge.


     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.


     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought.


     There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


     In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.


     The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.


     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


     The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.


     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price. The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.


     The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     The Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.


     EURODOLLAR INSTRUMENTS. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.



     ADDITIONAL RISKS OF OPTIONS ON FORWARD CONTRACTS. Unlike transactions entered into by the Fund in futures contracts, options on forward contracts are not traded on contract markets regulated by the CFTC or by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.



     Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.






     CFTC INFORMATION. The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended (the "CEA"). The CFTC requires the registration of a Commodity Pool Operator (a "CPO"), which is defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which files a notice of eligibility. The Fund has filed a notice of eligibility claiming exclusion from the status of CPO and, therefore, is not subject to registration or regulation as a CPO under the CEA.





                        DISCLOSURE OF PORTFOLIO HOLDINGS







   Public Disclosure





         The Fund is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each fund's annual and semi-annual reports on form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within sixty days of the end of the Fund's fiscal quarter. Until such time as this information is filed, it will be Nonpublic Holdings Information, as defined below, and subject to the Funds' procedures regarding the disclosure of Nonpublic Holdings Information.


Nonpublic Disclosure


         The Fund's Board of Trustees has adopted policies and procedures (the "Disclosure Policies"), which prohibit the release of information concerning portfolio holdings, or information derived therefrom ("Nonpublic Holdings Information"), that has not been made public through SEC filings. Different exceptions to this prohibition are made depending on the type of third party that receives the Nonpublic Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Fund, or otherwise use the information in a way that would harm the Fund, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.


         Disclosure within the Adviser and to Fund Trustees. Nonpublic Holdings Information and information derived therefrom may be provided to any individuals employed by the Adviser and who have a need to know the information, such as investment, compliance, and operations personnel, without prior approval. The Adviser's employees are bound by the Disclosure Policies and by the Adviser's Code of Ethics which precludes them from trading on the basis of Nonpublic Holdings Information.


         Nonpublic Holdings Information and information derived therefrom also may be provided to Fund Trustees and certain Fund service providers, such as counsel, as part of the materials for regular or special Board of Trustees meetings without prior approval. These parties have pre-existing fiduciary duties or duties of confidentiality arising from the Fund's Code of Ethics or from established rules of professional responsibility and ethical conduct.


         Disclosure to Fund Service Providers and Prospective Service Providers. Nonpublic Holdings Information may be provided to organizations that provide or propose to provide services to the Fund, such as custodians, administrators, transfer agents, securities lending agents, outside accountants, outside counsel, proxy voting organizations, financial printers, pricing services and the like, provided that such organization has entered into a written agreement with the Fund to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of such information. Before Nonpublic Holdings Information is provided to a new service provider or a prospective service provider, the Fund's Chief Compliance Officer must approve the provision of the information as being made strictly on a need to know basis and in the best interest of the fund involved. Any such determination made during a calendar quarter shall be reported to the Fund's Board of Trustees at the next quarterly meeting.


         Disclosure to Investors, Prospective Investors, and Investor Consultants. Nonpublic Holdings Information may not be provided to investors, prospective investors or investor consultants without prior approval of the Funds' Chief Compliance Officer. The Chief Compliance Officer will only approve such disclosure after (1) concluding that disclosure is in the best interests of the relevant Fund and its shareholders, (2) considering any conflict of interest between the Fund and its shareholders on the one hand and the Fund's adviser and the adviser's affiliates on the other hand, and (3) the recipient has agreed in writing to maintain the confidentiality of the Nonpublic Holdings Information and not to trade on the basis of any such information that is material nonpublic information. If the Chief Compliance Officer determines that there is a conflict of interest between the Fund and its shareholders on the one hand and the Fund's adviser on the other hand, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The Funds' Chief Compliance Officer is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders and reporting on such disclosure at the next quarterly Board of Trustees meeting.


         Disclosure to Fund Ranking and Ratings Organizations. Nonpublic Holdings Information may be provided to organizations that provide mutual fund rankings and ratings, such as Morningstar, Lipper, Moody's, Standard & Poor's, and Thompson Financial and to entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that the recipient has entered into a written agreement with the Fund to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information.


         Disclosure as Required by Applicable Law. Nonpublic Holdings Information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.


         Disclosure of Limited Holdings. Portfolio managers, analysts and other personnel of the Adviser may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been filed with the SEC unless the recipient has agreed in writing to maintain the confidentiality of such information and not to trade on the basis of any such information which is material nonpublic information. Materiality is a subjective judgment, however, and there is a risk that information deemed immaterial by the portfolio manager, analyst, or other employee of the Adviser could be used in a manner adverse to the Fund and its shareholders. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services) or in connection with portfolio transactions.


     No Compensation or Consideration. Neither the Fund, nor its investment advisor or any trustee, director, officer or employee of either will solicit or accept any compensation or other consideration in connection with the disclosure of Nonpublic Holdings Information.


     The Fund's Chief Compliance Officer must provide a quarterly report to the Fund's Board of Trustees addressing these policies and procedures.







                              OFFICERS AND TRUSTEES


     The Fund has a Board of Trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The Board is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The name, age and address of the officers and Board members, as well as their positions with the Fund, and principal occupations during the past five years are shown below.


INDEPENDENT BOARD TRUSTEES



                                                                                                    OTHER COMPANY

                                LENGTH OF TIME           PRINCIPAL           OCCUPATION DURING      DIRECTORSHIPS

NAME, AGE* AND ADDRESS             SERVED**              POSITION             PAST FIVE YEARS            HELD
------------------------------------------------------------------------------------------------------------------------------------
Antonio Mello, 47              Since Inception            Trustee              Professor of              None
                                                                            Finance, School of
                                                                                 Business,
                                                                               University of
525 Junction Road Suite                                                     Wisconsin, Madison
8600, Madison, Wisconsin,                                                      1995-Present
53717

                                                                             Alliance of BCP,
                                                                             Managing Director
                                                                             and Head of Corp.
                                                                             Finance 2001-2002
                                                                              (on leave from
                                                                                UW-Madison)



Marla Ahlgrimm, 50             Since Inception            Trustee           Founder and Chair,           None
                                                                              Women's Health
                                                                              American, Inc.
525 Junction Road Suite                                                        1993-Present
8600, Madison, Wisconsin,
53717

Thomas Poehling, 40            Since Inception            Trustee               President,               None
                                                                             Poehling Capital
                                                                                Management
525 Junction Road Suite                                                        2004-Present
8600, Madison, Wisconsin,
53717
                                                                            Financial Advisor,
                                                                            AXA Advisors, LLC,
                                                                                 1990-2004

John W. Feldt, 64


University of Wisconsin        Since Inception            Trustee        Senior Vice President-      Director of Thompson
Foundation                                                               Finance, University of       Plumb Funds, Inc., a
1848 University Ave.                                                      Wisconsin Foundation      mutual fund complex of
Madison, WI 53726-4090                                                        1985-Present              which Mr. Feldt
                                                                                                     oversees 2 portfolios;
                                                                                                      Director of Baird
                                                                                                    Funds, Inc.; a mutual
                                                                                                    fund complex of which

                                                                                                          Mr.
                                                                                                          Feldt
                                                                                                          oversees
                                                                                                          8
                                                                                                          portfolios



INTERESTED BOARD TRUSTEES AND FUND OFFICERS

                                                                                                    OTHER COMPANY

                                LENGTH OF TIME           PRINCIPAL           OCCUPATION DURING      DIRECTORSHIPS

NAME, AGE* AND ADDRESS             SERVED**              POSITION             PAST FIVE YEARS          HELD***
------------------------------------------------------------------------------------------------------------------------------------
Daniel Pickett, 42             Since Inception      Trustee, President       Chief Investment            None
                                                                             Officer, Managing
                                                                             Director, Nakoma
                                                                            Capital Management
525 Junction Road Suite                                                        2003-Present
8600, Madison, Wisconsin,
53717
                                                                             Managing Director
                                                                              and Director of
                                                                               Research for
                                                                            Southridge Capital
                                                                                Management
                                                                                 1997-2002

Mark Fedenia, 51               Since Inception            Trustee           Managing Director,           None
                                                                              Nakoma Capital
                                                                                Management
525 Junction Road Suite                               Vice President,          2003-Present
8600, Madison, Wisconsin,                               Investments
53717
                                                                              Director of the
                                                                             Applied Security
                                                                             Analysis Program,
                                                                            School of Finance,
                                                                               University of
                                                                               Wisconsin at
                                                                                  Madison
                                                                               1986-Present

Robyn Rannow, 50               Since Inception     Treasurer, Secretary,     Chief Compliance            None
                                                     Chief Compliance         Officer, Nakoma
                                                    Officer, Anti-Money     Capital Management
525 Junction Road Suite                             Laundering Officer         2004-Present
8600, Madison, Wisconsin,
53717
                                                                                Development
                                                                                 Manager,
                                                                               American Red
                                                                               Cross- Badger
                                                                             Chapter 1995-2004






----------------------------


* As of December 31, 2005.



**Each of the Fund's officers was appointed at the Fund's initial organizational meeting on May 19, 2006.



*** N/A for Fund Officers.


 COMPENSATION



     Interested Board members and fund officers are not compensated by the Fund. The Fund pays noninterested Board members $4000 per year and reimburses reasonable travel and expense costs related to attending meetings. The following table provides the total fees paid to noninterested Board members by the Fund.



                                                            ESTIMATED AGGREGATE
                                                                    COMPENSATION
NAME                                                          FROM THE FUND(1)
-----------------------------------------------------------------------------

Antonio Mello                                                       $4000

                                                                           $4000
Marla Ahlgrimm

Thomas Poehling                                                     $4000

John W. Feldt                                                       $4000
--------------------------

1  For the fiscal year ending May 31, 2007.



     Noninterested Board members are reimbursed by the Fund for expenses incurred in connection with attending board meetings.


TRUSTEE OWNERSHIP OF FUND SHARES



     The following tables provide the estimated dollar range of equity securities beneficially owned by the Board members of the Fund on May 19, 2006.



                                                     DOLLAR RANGE OF SHARES
NAME                                                      IN THE FUND
-----------------------------------------------------------------------------

Antonio Mello                                                 None
Marla Ahlgrimm                                                None
Thomas Poehling                                               None
Daniel Pickett                                          $50,001-$100,000
Mark Fedenia                                                  None
John W. Feldt                                                 None

     As of May 19, 2006, for organizational purposes only, Daniel Pickett beneficially owned all of the outstanding shares of the Fund, and because he is an officer and trustee of the Fund, the trustees and officers as a group owned all of the outstanding shares. It is contemplated that soon after the initial public offering of shares of the Fund, Mr. Pickett's ownership of the shares of the Fund will decrease as a percentage of the Fund's outstanding shares. The Board members and Fund officers may own shares in other pooled investment vehicles or management accounts managed by Nakoma Capital Management.



BOARD COMMITTEE


Audit Committee



        The Board has created an audit committee whose members consist of Antonio Mello and Thomas Poehling, each of whom is a non-interested Director. The primary functions of the audit committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund's internal controls, to approve in advance all permissible non-audit services performed by the independent auditors and to review certain other matters relating to the Fund's independent registered public accounting firm and financial records. The Board has no other committees.





                               CODES OF ETHICS AND
                     PROXY VOTING GUIDELINES AND PROCEDURES



     The Fund, the Adviser and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Under the codes of ethics, employees who are designated as access persons may engage in personal securities transactions, but are subject to certain limitations and reporting obligations. Each code of ethics is on file with, and available from, the SEC.


     The Board has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's Adviser, Nakoma Capital Management, in accordance with the Proxy Voting Guidelines and Procedures (Policies) adopted by the Adviser, which are set forth below. These guidelines are not an exhaustive list of all the issues that may arise and the Adviser cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.


Proxy Voting Guidelines and Procedures


I.       General Policies and Potential Conflicts of Interest


A.       General Policies


Nakoma Capital Management L.L.C. ("Nakoma") has adopted these proxy voting policies and guidelines (the "Policies") with respect to securities owned by clients for which Nakoma serves as investment adviser and has the power to vote proxies. Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") requires investment advisers that have voting authority with respect to securities held in their clients' accounts to exercise a duty of care by monitoring corporate actions and voting proxies. To satisfy its duty of loyalty, an adviser must cast proxy votes in the best interests of its clients and not in a way that advances the adviser's interests above those of its clients. In addition to these SEC requirements governing registered investment advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).


The Policies are designed to reasonably ensure that Nakoma votes proxies in the best interest of clients for which it has voting authority, and describe how Nakoma addresses material conflicts between its interests and those of its clients with respect to proxy voting. Under the Policies, Nakoma will generally vote proxies by considering those factors that would affect the value of the securities held in clients' accounts.


As a general matter, Nakoma maintains a consistent voting position with respect to similar proxy proposals made by various issuers. However, Nakoma recognizes that there are certain types of proposals that may result in different voting positions being taken with respect to the different issuers. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering adequate justification. In addition, Nakoma generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. Nakoma reviews proxy issues on a case-by-case basis, and there are instances when our judgment of the anticipated effect on the best interests of our clients may warrant exceptions to the policies on specific issues set forth in Section II herein.


B.       Conflicts of Interest


Nakoma is responsible for identifying potential conflicts of interest in the process of voting proxies on behalf of its clients. Examples of potential conflicts of interest include situations where Nakoma or personnel of Nakoma:
(1) provide services to a company whose management is soliciting proxies; (2) have a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast; or (3) have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships. Nakoma may address material conflicts between its interests and those of its advisory clients by using any of the following methods: (1) adopting a policy of disclosing the conflict to clients and obtaining their consent before voting; (2) basing the proxy vote on pre-determined voting guidelines if the application of the guidelines to the matter presented to clients involves minimal discretion on the part of Nakoma; or (3) using the recommendations of an independent third party.


II.      Policies on Specific Issues


A.       Golden Parachutes


From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. Nakoma generally votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage (e.g., 200%) of such officer's annual compensation.


B.       Anti-Takeover Measures


Nakoma generally votes against anti-takeover measures. These take many forms from "poison pills" and "shark repellents" to board classification and super-majority requirements. In general, any proposal that protects management from action by shareholders is voted against.


C.       Reincorporation and Reorganization Proposals


When presented with a proposal to reincorporate a company under the laws of a different state, or to affect some other type of corporate reorganization, Nakoma considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While Nakoma generally votes in favor of appropriate management proposals, Nakoma may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.


D.       Dilution


Reasons for issuance of stock are many and most are legitimate. When a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity, Nakoma generally votes against the plan. In cases where management is asking for authorization to issue stock with no reason stated (a "blank check"), Nakoma is very likely to vote against. In many cases, the unexplained authorization for common or preferred stock could work as a potential anti-takeover device, again a reason to vote against the authorization.


E. Independence of Boards of Directors and Committees Thereof


While Nakoma acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, Nakoma generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of the audit committee of a board of directors, Nakoma generally supports proposals that would require that the audit committee be comprised entirely of directors who are deemed "independent" of the company.


F.       Best Practices Standards


Best practices standards have rapidly evolved in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. Nakoma supports these changes and will generally support the enhanced standards of corporate governance so long as we believe they are consistent with the best long-term economic interests of our clients.


III. Procedures for Reviewing and Voting Proxies


A.       Procedures


All proxy solicitations received by Nakoma relating to securities held for client accounts are directed to Nakoma's Vice President of Operations and Compliance (VP-OC). Upon receipt of a proxy solicitation, the VP-OC will determine whether each proposal in the proxy solicitation presents a routine or non-routine matter and whether any proposal presents a material conflict of interest between Nakoma and its clients. Any proposal that is determined by the VP-OC to be routine (i.e., uncontested directors' elections or appointment of auditors) and that does not raise a material conflict of interest will be voted in favor of the proposal by the VP-OC. Any matter determined by the VP-OC to be non-routine will be directed to the Principals for consideration. The Principals, based on any input from personnel within Nakoma's research group that the Principals determine is appropriate, will determine how proxies should be voted on non-routine matters. For non-routine matters that are voted consistently with Nakoma's policies on specific issues in Section II herein ("Policies on Specific Issues"), the Principals will provide the VP-OC with written instructions regarding how to vote. For any non-routine matter not voted according to Nakoma's Policies on Specific Issues or which is not addressed by Nakoma's Policies on Specific Issues, a memorandum (a "Supporting Memorandum") that recites the material factors contributing to the voting decision with respect to that matter and explains why the vote is in the best interest of Nakoma's client(s) shall be prepared and kept with the record of the proxy vote. The VP-OC shall vote such proxies according to the instructions contained in the Supporting Memorandum.


Any proposal for which the VP-OC has determined a material conflict of interest exists between Nakoma and its clients will be directed to the Principals for consideration. The Principals will determine the appropriate voting response for such proposal by applying one of the methods identified in Section I.B. herein. For each proposal for which a material conflict of interest exists, the Principals shall prepare a memorandum (a "Material Conflict Memorandum") that will be kept with the record of the proxy vote and identifies the material conflict of interest and the method used for determining how to vote on the proposal. The VP-OC shall vote such proxies according to the instructions contained in the Material Conflict Memorandum.


B.       Amending Nakoma's Policies on Specific Issues


Nakoma will periodically review the Policies on Specific Issues to ensure that they contain appropriate guidance for determining how votes will be cast on a variety of matters and the underlying rationale for such determination.


IV.      Recordkeeping and Client Reporting


In accordance with Rule 204-2 under the Advisers Act, Nakoma shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, with their retention for the first two years being in Nakoma's office:


1. The Policies and any additional procedures created pursuant to the Policies;


2. An electronic copy of each proxy statement Nakoma receives regarding securities held on behalf of its clients, and a record of each vote cast by Nakoma on behalf of its clients;


4. A copy of any document created by Nakoma that was material to making its voting decision or that memorializes the basis for such decision; and,


5. A copy of each written request from a client, and response to the client, for information on how Nakoma voted the client's proxies.


Nakoma shall provide a copy of Nakoma's Policies or information about how Nakoma voted securities held in the client's account, in each case if requested by the client.





                     INVESTMENT ADVISORY AND OTHER SERVICES



INVESTMENT ADVISER AND SERVICES PROVIDED



     The Fund's investment adviser is Nakoma Capital Management, LLC. The Adviser is an independent investment adviser which is owned, directly and indirectly, by the Fund's portfolio managers Daniel Pickett and Mark Fedenia, and by Irwin Smith. Subject to the general supervision of the Board, the Adviser provides investment advisory services to the Fund pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser, located at 525 Junction Road, Suite 8600, Madison, Wisconsin 53717, is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is responsible for developing the investment policies and guidelines for the Fund.



     The Adviser provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The Adviser also selects the brokers who execute the Fund's portfolio transactions. The Adviser provides periodic reports to the board, which reviews and supervises the Adviser's investment activities. To protect the Fund, the Adviser and its officers, directors and employees are covered by fidelity insurance.


     The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party.


     The Advisory Agreement is terminable without penalty by the Board or by majority vote of the Fund's outstanding voting securities (as defined by the 1940 Act) on 60 days' written notice by either party and will terminate automatically upon assignment.


     The Adviser manages other pooled investment funds and client accounts. The Adviser may give advice and take action with respect to any of the other funds or client accounts it manages, or for its own account, that may differ from action taken by the Adviser on behalf of the Fund. Similarly, with respect to the Fund, the Adviser is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the Adviser and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The Adviser is not obligated to refrain from investing in securities held by the Fund or other funds it manages.


     The Fund pays the Adviser a fee equal to an annual rate of 1.5% of the average daily net assets of the Fund, computed and paid monthly.



        The fee is computed at the close of business on the last business day of each month according to the terms of the Advisory Agreement. Pursuant to a separate contract between the Adviser and the Fund, the Adviser has agreed to forego advisory fees and/or reimburse Fund expenses to ensure that the total amount of Fund normal operating expenses, excluding interest, taxes, transaction costs (such as brokerage commissions and expenses relating to dividends on short sales), and extraordinary expenses, do not exceed 1.99% of the Fund's average net assets until June 1, 2007 (if expenses related to projected dividends on short sales are included, estimated operating expenses after application of the limit would be 2.39% of the Fund's average net assets). The Adviser may request the Fund to reimburse foregone advisory fees or expense reimbursements for a three year period after such fees were foregone or Fund expenses reimbursed. The amount of any such reimbursement is subject to the contractual expense limit. This means that the Fund will only reimburse the Adviser to the extent its normal operating expenses (as identified above) plus any amounts to be reimbursed do not exceed the expense limitation. The Fund's Board of Trustees must review and approve any such Adviser reimbursement requests.




PORTFOLIO MANAGERS



     Daniel Pickett and Mark Fedenia, are jointly primarily responsible for the management of the Fund's portfolio and have responsibility for the day-to-day management of the Fund.



     The following table provides information relating to other accounts managed by the portfolio managers as of 2-28-2006. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

--------------------------------------------------------------------------------------------------------------------

                          Number of Other Accounts Managed          Number of Accounts and Total Assets for Which
                          And Total Assets by Account Type                Advisory Fee is Performance-Based
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Name of Portfolio Registered    Other Pooled           Other         Registered       Other Pooled        Other
     Managers     Investment     Investment           Accounts       Investment        Investment        Accounts
                   Companies      Vehicles                           Companies          Vehicles

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                      3                  3                                 1
Daniel Pickett         0        ($52,834,264)      ($21,572,974)         0           ($39,048,504)          0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                      3                  3                                 1
Mark Fedenia           0        ($52,834,264)      ($21,572,974)         0           ($39,048,504)          0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                       0              3                  3               0                 1                0
Irwin Smith                     ($52,834,264)      ($21,572,974)                     ($39,048,504)
--------------------------------------------------------------------------------------------------------------------




     As shown in the table above, the Fund's portfolio managers may manage other accounts with investment strategies similar to the Fund, including other Nakoma funds and separately managed accounts. Fees earned by the adviser may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the portfolio managers identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Nakoma believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Nakoma has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is subject to the provisions of the Fund's Personal Trading Code of Ethics.


     The following describes the structure and method of calculating the portfolio managers' compensation as of 2-28-06. The portfolio managers are also the owners of the Adviser. As such, they do not receive a base salary. Rather, compensation decisions are made jointly by the portfolio managers based on the Adviser's revenues and are paid annually or semi-annually. The amount of such payments are tied to a subjective determination as to the overall contribution to the Adviser, but are not specifically related to the investment performance of any account or fund.



     The dollar range of equity securities in the Fund beneficially owned by the Portfolio Managers as of May 19, 2006 is as follows:Daniel Pickett:
$50,001 to $100,000; Mark Fedenia: none.






ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT


        UMB Fund Services, Inc., a Wisconsin corporation ("UMBFS"), at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, serves as administrator, fund accountant and transfer agent to the Fund, subject to the overall supervision of the Fund's Board of Directors. Pursuant to an Administration and Fund Accounting Agreement (the "Administration Agreement"), UMBFS provides certain administrative and fund accounting services to the Funds. UMBFS' services include, but are not limited to, the following: maintaining or coordinating with other service providers the maintenance of the Funds' books and records, maintaining all general ledger accounts and related subledgers; overseeing the Funds' fidelity insurance relationship; participating in the preparation of certain tax returns and compiling data for and preparing annual notices to the SEC; preparing financial statements for the Funds' annual and semi-annual reports to the SEC; preparing notice and renewal securities filings pursuant to state securities laws; determining and monitoring the Fund's income and expense accruals and causing appropriate expenses to be paid from Fund assets; periodically monitoring the Fund's compliance with their policies and limitations relating to portfolio investments as set forth in the Prospectus and Statement of Additional Information for the Funds and the status of the Funds as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; assisting in developing an agenda for each board meeting and, if requested by the Board, attending board meetings and preparing board meeting minutes; assisting in calculating dividend and capital gains distributions; calculating daily net asset values for the Funds based on valuations provided by pricing services approved by the Board; and generally assisting in the Fund's administrative operations as mutually agreed by the Fund and UMBFS.

        For its services as administrator and fund accountant, the Fund pays UMBFS an annual fee of .10% on Fund assets up to $250,000,000 and decreasing fees on a sliding scale on assets greater than that, subject to a minimum annual fee of $75,000. The minimum annual fee the Fund pays UMBFS is reduced the first two years for assets below a given amount.

        The Administration Agreement provides that UMBFS shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, negligence or reckless disregard of its obligations or duties. The Administration Agreement also provides that UMBFS may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services and administrative services, as the case may be, to others.

         The Fund is newly organized and as of the date of this Statement of Additional Information has not paid UMBFS any fees under the Administration Agreement.

        UMBFS also acts as the Funds' transfer agent pursuant to a Transfer Agent Agreement. As transfer agent, UMBFS keeps records of shareholder accounts and transactions. The Fund pays UMBFS an annual base fee of $30,000 as well as other account-based fees and processing fees. The Fund is newly organized and as of the date of this Statement of Additional Information has not paid UMBFS any fees under the Transfer Agent Agreement.

        UMBFS is a subsidiary of UMB Financial Corporation, which is also the parent of the Funds' custodian and of its Distributor.

CUSTODIAN


        UMB Bank, n.a., 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106, serves as the Fund's custodian (the "Custodian"). The Custodian is responsible for, among other things, safeguarding and controlling the Fund's cash and securities. The Fund pays an annual fee of .01% on Fund assets up to $250,000,000, deceasing as assets increase after that, subject to a minimum annual fee of $9,000, as well as certain other transaction-based charges. The Custodian is a subsidiary of UMB Financial Corporation, which is also the parent of the Funds' Administrator and of its Distributor.

DISTRIBUTOR



        UMB Distribution Services, LLC (the "Distributor"), 803 West Michigan Avenue, Suite A, Milwaukee, Wisconsin 53233 acts as distributor for the Funds. The Distributor offers shares of the Fund on a continuous basis, reviews advertisements of the Fund and act as liaison for the Fund's broker-dealer relationships. The Distributor is not obligated to sell any certain number of shares of the Funds. The Adviser pays the Distributor an annual fee of .02% on the first $1,000,000,000, decreasing as assets increase after that, subject to a minimum annual fee of $40,000, as well as certain other fees and expenses. The minimum annual fee the Adviser pays the Distributor is reduced the first two years for assets below a given amount.

     The Fund is newly organized and as of the date of this Statement of Additional Information the Adviser has not paid any fees to the Distributor.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




      Cohen Fund Audit Services, Ltd. (f.k.a. Cohen McCurdy, Ltd.), 800 Westpoint Parkway #1100, Westlake, Ohio 44145-1594 is the Fund's Independent Registered Public Accounting Firm. The Independent Registered Public Accounting Firm will audit the financial statements included in the Fund's Annual Report to Shareholders.





                             PORTFOLIO TRANSACTIONS



     Nakoma places all portfolio transactions of the Fund. Nakoma has a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net price under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Nakoma may occasionally pay higher commissions for research services as described below. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.


     Nakoma considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Nakoma's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Nakoma may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Nakoma determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research, and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Nakoma. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities, and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists, and government officials; and other research products and services that assist Nakoma in carrying out their responsibilities.


     Research received from brokers or dealers is supplemental to Nakoma's own research efforts. Because Nakoma receives a benefit from research it receives from broker-dealers, Nakoma may have an incentive to continue to use those broker-dealers to effect transactions. Nakoma does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.


     The Fund intends to maintain a prime brokerage arrangement to facilitate short sale transactions. A prime broker may provide, and the current prime broker of the Fund is expected to provide, services and products to Nakoma in connection with the lending, short selling facilities, and related services the prime broker provides to the Fund and other clients. These services may include, without limitation, electronic interfaces, software and various reports in connection with short sale activity. As a result of these services and products, Nakoma may have an incentive to use the prime broker to effect transactions for the Fund or to accept less favorable pricing for prime brokerage services (including interest and similar charges on short positions).


     No brokerage commissions are being shown since the Fund did not commence operations until March 31, 2006.


     Nakoma does not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Nakoma does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Nakoma and such research may not necessarily be used by Nakoma in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income or other clients that normally do not pay brokerage commissions.


     Nakoma may also use step-out transactions in order to receive research products and services. In a step-out transaction, Nakoma directs trades related to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-out portion. In a new issue designation, Nakoma directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Nakoma directs that broker- dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer that provides such products and/or services. Given Nakoma's receipt of such products and services in connection with step-out transactions and new issue designations, Nakoma has an incentive to continue to engage in such transactions; however, Nakoma only intends to utilize step-out transactions and new issue designations when it believes that doing so would help achieve best execution.


     When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Nakoma better prices and executions will be achieved through the use of a broker.


                              TAXATION OF THE FUND


     The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.


     It is a policy of the Fund to make distributions of substantially all of its net investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. The Fund declares and makes annual distributions of income (if any).


     The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment.


     All income dividends and capital gains distributions, if any, on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the first business day following the record date.


     The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Fund, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed even though the Fund may not have received any income upon such an event.


     Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, and the Fund qualifies under Section 853 of the Internal Revenue Code, it may elect to pass through such taxes to shareholders. If such election is not made by the Fund, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income.


     Certain of the Fund's transactions involving short sales, futures, options, swap agreements, hedged investments and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount and timing of distributions to shareholders. The Fund will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.


TAX MATTERS RELATED TO REDEMPTIONS


     In general, you will recognize a gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the Fund shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income. You should consult with your tax advisor for more information on these matters.



                ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS



     The Fund is an open-end management investment company, commonly called a mutual fund. The Fund was organized as a Delaware statutory trust in March 2006 and is registered with the SEC.


     The Fund has noncumulative voting rights. For Board member elections, this gives holders of more than 50% of the shares the ability to elect all of the members of the Board. If this happens, holders of the remaining shares entitled to vote will not be able to elect anyone to the Board.


     The Fund does not intend to hold annual shareholder meetings and is not required to. The Fund may hold special meetings, however, for matters requiring shareholder approval. A special meeting also may be called by the Board and certain officers in their discretion.


     It is anticipated that Nakoma will be the initial shareholder of the Fund. Such shares will be acquired for investment and can only be disposed of by redemption. It is expected that the Fund will bear some or all of its offering and/or organizational expenses. To the extent the organizational expenses of the Fund are paid by the Fund, they will be expensed and immediately charged to net asset value. Prior to the offering of the Fund's shares, Nakoma will be the Fund's sole shareholder and deemed a controlling person of the Fund.


                     PAYMENTS TO INTERMEDIARIES, OTHER FEES


     In addition to the matters disclosed in the prospectus, from time to time, Nakoma, at its expense, may provide additional compensation to intermediaries which sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to intermediaries that enable Nakoma to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other intermediary-sponsored events. These payments may vary depending upon the nature of the event.


     Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. Nakoma makes payments for events it deems appropriate, subject to Nakoma's guidelines and applicable law.


     You can ask your intermediary for information about any payments it receives from Nakoma and any services provided.


     Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.


                   FURTHER INFORMATION RELATED TO YOUR ACCOUNT


     The proceeds from distributions will be reinvested in additional shares at net asset value.


     Interest or income earned on redemption checks sent to you during the time the checks remain uncashed will be retained by the Fund. The Fund will not be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.


     In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services. Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.


     There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.


     If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.


     Certain shareholder servicing agents may be authorized to accept your transaction request. For institutional and bank trust accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional and bank trust accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an account application accepted by the Fund or entered into a selling agreement and/or servicing agreement with Nakoma or the Fund's transfer agent. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Nakoma or the Fund's transfer agent, may incur.


     In the case of certain redemption requests, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.


     For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.


     All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. The Fund may, in its sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.


     In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.


     Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys' fees and court costs, by unilaterally redeeming shares from your account.


     The Fund may be required (i) pursuant to a validly issued levy, to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture to sell your shares and remit the proceeds to the U.S. or state government as directed.


     The Fund will issue new shares at the Fund's most current net asset value. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund has registered an indefinite number of shares under Rule 24f-2 of the 1940 Act. Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the applicable Fund only and have identical voting, dividend, redemption, liquidation and other rights. The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights. Shares can be issued as full shares or as fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.


     We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


         The Board of Directors may from time to time establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


                                PRICING OF SHARES


        The net asset value of the Funds normally will be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


        A Fund's net asset value is equal to the quotient obtained by dividing the value of its net assets (its assets less its liabilities) by the number of shares outstanding.


        In determining the net asset value of a Fund's shares, common stocks that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the current bid and asked prices on such exchanges. Unlisted securities held by a Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the OTC market.


        Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by Nakoma under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Directors determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Other types of securities that a Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the NYSE, a Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.


        The prices foreign securities in terms of US dollars at the official exchange rate. Alternatively, it may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Fund does not have either of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into US dollars, the Board of Directors in good faith will establish a conversion rate for such currency.


        Generally, US government securities and other fixed income securities complete trading at various times prior to the close of the NYSE. For purposes of computing net asset value, the Fund uses the market value of such securities as of the time their trading day ends. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events would not be reflected in the computation of the Fund's net asset value. It is currently the policy of the Fund that events affecting the valuation of the Fund's securities between such times and the close of the NYSE, if material, may be reflected in such net asset value.


        Foreign securities trading may not take place on all days when the NYSE is open, or may take place on Saturdays and other days when the NYSE is not open and the Fund's net asset value is not calculated. When determining net asset value, the Fund values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded. Securities trading in European countries and Pacific Rim countries is normally completed well before 4:00 P.M. Eastern Time. It is currently the policy of the Fund that events affecting the valuation of the Fund's securities occurring between the time its net asset value is determined and the close of the NYSE, if material, may be reflected in such net asset value.


        The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.





                             REGISTRATION STATEMENT


     The Fund has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.



FINANCIAL STATEMENTS






                           NAKOMA ABSOLUTE RETURN FUND

      Statement of Assets and Liabilities - September 29, 2006 (Unaudited)





ASSETS:

     Cash                                                    $        100,000

                                                             -------------------


        Total assets                                                  100,000

                                                             -------------------



LIABILITIES:

                                                             -------------------


        Total liabilities                                                   -

                                                             -------------------


        Net Assets                                           $        100,000

                                                             ===================



NET ASSETS CONSIST OF:

     Paid-in capital                                         $        100,000

     Undistributed/(overdistributed)
     net investment income                                                  -

     Accumulated net realized gain/(loss)
     on investments                                                         -

     Unrealized appreciation/(depreciation)
     of investments                                                         -

                                                             -------------------


        Net Assets                                           $        100,000

                                                             ===================



NET ASSET VALUE PER SHARE

     Net asset value                                         $          20.00

                                                             ===================


     Shares of beneficial interest (no par value,
     unlimited shares outstanding)                                      5,000

                                                             ===================







NOTES TO STATEMENT OF ASSETS AND LIABILITIES (Unaudited)





NOTE 1 - ORGANIZATION





     Nakoma Mutual Funds (the "Trust"), comprising the Nakoma Absolute Return Fund (the "Fund"), is organized as a trust under the laws of the State of Delaware on March 1, 2006. The Trust is an open-ended diversified investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Fund currently offers one class of shares of common stock; the Fund may offer additional classes of shares in the future.


         The investment objective of the Fund is to seek capital appreciation independent of equity market conditions. The Fund seeks to implement an "expectations" investment strategy in taking long and short positions in securities. The Fund will invest primarily in equity securities traded in U.S. markets taking long positions in companies where it believes operating results will exceed investor's expectations and establishing short positions in companies that it believes will disappoint or as hedged offsets to long positions.





         The Fund has had no operations other than those actions relating to organizational matters. As of May 15, 2006, all outstanding shares of the Fund are owned by Daniel Pickett, an officer of the adviser.





NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES





     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").


ORGANIZATION AND OFFERING EXPENSES: All costs incurred by the Trust in connection with the organization of the Fund, principally professional fees and printing, will be paid on behalf of the Trust by Nakoma Capital Management, LLC and will not be borne by the Fund.


FEDERAL INCOME TAXES: The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.


USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.





NOTE 3 - RELATED PARTY TRANSACTIONS





INVESTMENT ADVISER: Nakoma Capital Management, LLC ("Nakoma" or the "Adviser"), 525 Junction Road Suite 8600, Madison, Wisconsin, 53717 is the Fund's adviser. Nakoma is registered as an investment adviser with the Securities and Exchange Commission. The Fund pays Nakoma an annual fee for managing the Fund's assets equal to 1.5% of the Fund's average daily net assets.





         The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that Net Total Annual Operating Expenses do not exceed 1.99% of the Fund's average net assets, excluding: taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses, until June 30, 2007. The Adviser may request a reimbursement of any reduction in advisory fees or payment of expenses made by the Adviser within three years following the year to which the reduction or payment related if the Fund's expenses are less than the above limit agreed to by the Fund. Any such reimbursement is subject to review and approval by the Board of Trustees.


ADMINISTRATOR AND TRANSFER AGENT: UMB Fund Services, Inc., a Wisconsin corporation ("UMBFS"), at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, serves as administrator, fund accountant and transfer agent to the Fund, subject to the overall supervision of the Fund's Board of Trustees. Pursuant to an Administration and Fund Accounting Agreement (the "Administration Agreement"), UMBFS' services include, but are not limited to, the following: day-to-day administration of matters necessary to the Fund's operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of the Fund's activities.


        For its services as administrator and fund accountant, the Fund pays UMBFS a fee, computed daily and paid monthly, at an annual rate of twelve basis points (.12%) on the first $250 million of average daily net assets and decreasing as assets reach certain levels, subject to a minimum annual fee of approximately $75,000, plus out-of-pocket expenses. The minimum annual fee the Fund pays UMBFS is reduced the first two years for assets below a given amount.


        UMBFS also acts as the Fund's transfer agent. As transfer agent, UMBFS keeps records of shareholder accounts and transactions. The Fund pays UMBFS a transfer agent fee based on the number of shareholder accounts, subject to a base fee per month of $2,500.


        UMBFS is a subsidiary of UMB Financial Corporation, which is also the parent of the Fund's custodian.


CUSTODIAN: UMB Bank, n.a., 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106, serves as the Fund's custodian (the "Custodian"). The Custodian is responsible for, among other things, safeguarding and controlling the Fund's cash and securities. The Fund pays a monthly fee at the annual rate of one basis point (0.01%) on combined net assets up to $250 million and decreasing as net assets reach certain asset levels and is subject to a $9,000 per year minimum fee.


DISTRIBUTOR: UMB Distribution Services, LLC (the "Distributor"), 803 West Michigan Avenue, Suite A, Milwaukee, Wisconsin 53233 acts as distributor for the Fund. The Distributor offers shares of the Fund on a continuous basis, reviews advertisements of the Fund and act as liaison for the Fund's broker-dealer relationships. The Distributor is not obligated to sell any certain number of shares of the Fund. The Fund pays a monthly fee at the annual rate of two basis points (0.02%) on combined net assets up to $1 billion and decreasing as net assets reach certain asset levels and is subject to a $40,000 per year minimum fee.







             Report of Independent Registered Public Accounting Firm


To the Board of Trustees and Shareholder of Nakoma Mutual Funds





We have audited the accompanying statement of assets and liabilities of the Nakoma Mutual Funds (the "Trust") comprising the Nakoma Absolute Return Fund as of May 15, 2006. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.





We conducted our audit in accordance with the standards of Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. Our procedures included confirmation of cash as of May 15, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.





In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Nakoma Absolute Return Fund constituting the Nakoma Mutual Funds as of May 15, 2006, in conformity with accounting principles generally accepted in the United States of America.











Cohen McCurdy, Ltd.


Westlake, Ohio


May 15, 2006




                           NAKOMA ABSOLUTE RETURN FUND


               Statement of Assets and Liabilities - May 15, 2006






ASSETS:

     Cash                                                    $        100,000

                                                             -------------------


        Total assets                                                  100,000

                                                             -------------------



LIABILITIES:

                                                             -------------------


        Total liabilities                                                   -

                                                             -------------------


        Net Assets                                           $        100,000

                                                             ===================



NET ASSETS CONSIST OF:

     Paid-in capital                                         $        100,000

     Undistributed/(overdistributed)
     net investment income                                                  -

     Accumulated net realized gain/(loss)
     on investments                                                         -

     Unrealized appreciation/(depreciation)
     of investments                                                         -

                                                             -------------------


        Net Assets                                           $        100,000

                                                             ===================



NET ASSET VALUE PER SHARE

     Net asset value                                         $          20.00

                                                             ===================


     Shares of beneficial interest (no par value,
     unlimited shares outstanding)                                      5,000

                                                             ===================







NOTES TO STATEMENT OF ASSETS AND LIABILITIES





NOTE 1 - ORGANIZATION





     Nakoma Mutual Funds (the "Trust"), comprising the Nakoma Absolute Return Fund (the "Fund"), is organized as a trust under the laws of the State of Delaware on March 1, 2006. The Trust is an open-ended diversified investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Fund currently offers one class of shares of common stock; the Fund may offer additional classes of shares in the future.


         The investment objective of the Fund is to seek capital appreciation independent of equity market conditions. The Fund seeks to implement an "expectations" investment strategy in taking long and short positions in securities. The Fund will invest primarily in equity securities traded in U.S. markets taking long positions in companies where it believes operating results will exceed investor's expectations and establishing short positions in companies that it believes will disappoint or as hedged offsets to long positions.





         The Fund has had no operations other than those actions relating to organizational matters. As of May 15, 2006, all outstanding shares of the Fund are owned by Daniel Pickett, an officer of the adviser.





NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES





     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").


ORGANIZATION AND OFFERING EXPENSES: All costs incurred by the Trust in connection with the organization of the Fund, principally professional fees and printing, will be paid on behalf of the Trust by Nakoma Capital Management, LLC and will not be borne by the Fund.


FEDERAL INCOME TAXES: The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.


USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.





NOTE 3 - RELATED PARTY TRANSACTIONS





INVESTMENT ADVISER: Nakoma Capital Management, LLC ("Nakoma" or the "Adviser"), 525 Junction Road Suite 8600, Madison, Wisconsin, 53717 is the Fund's adviser. Nakoma is registered as an investment adviser with the Securities and Exchange Commission. The Fund pays Nakoma an annual fee for managing the Fund's assets equal to 1.5% of the Fund's average daily net assets.





         The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that Net Total Annual Operating Expenses do not exceed 1.99% of the Fund's average net assets, excluding: taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses, until June 30, 2007. The Adviser may request a reimbursement of any reduction in advisory fees or payment of expenses made by the Adviser within three years following the year to which the reduction or payment related if the Fund's expenses are less than the above limit agreed to by the Fund. Any such reimbursement is subject to review and approval by the Board of Trustees.


ADMINISTRATOR AND TRANSFER AGENT: UMB Fund Services, Inc., a Wisconsin corporation ("UMBFS"), at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, serves as administrator, fund accountant and transfer agent to the Fund, subject to the overall supervision of the Fund's Board of Trustees. Pursuant to an Administration and Fund Accounting Agreement (the "Administration Agreement"), UMBFS' services include, but are not limited to, the following: day-to-day administration of matters necessary to the Fund's operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of the Fund's activities.


        For its services as administrator and fund accountant, the Fund pays UMBFS a fee, computed daily and paid monthly, at an annual rate of twelve basis points (.12%) on the first $250 million of average daily net assets and decreasing as assets reach certain levels, subject to a minimum annual fee of approximately $75,000, plus out-of-pocket expenses. The minimum annual fee the Fund pays UMBFS is reduced the first two years for assets below a given amount.


        UMBFS also acts as the Fund's transfer agent. As transfer agent, UMBFS keeps records of shareholder accounts and transactions. The Fund pays UMBFS a transfer agent fee based on the number of shareholder accounts, subject to a base fee per month of $2,500.


        UMBFS is a subsidiary of UMB Financial Corporation, which is also the parent of the Fund's custodian.


CUSTODIAN: UMB Bank, n.a., 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106, serves as the Fund's custodian (the "Custodian"). The Custodian is responsible for, among other things, safeguarding and controlling the Fund's cash and securities. The Fund pays a monthly fee at the annual rate of one basis point (0.01%) on combined net assets up to $250 million and decreasing as net assets reach certain asset levels and is subject to a $9,000 per year minimum fee.


DISTRIBUTOR: UMB Distribution Services, LLC (the "Distributor"), 803 West Michigan Avenue, Suite A, Milwaukee, Wisconsin 53233 acts as distributor for the Fund. The Distributor offers shares of the Fund on a continuous basis, reviews advertisements of the Fund and act as liaison for the Fund's broker-dealer relationships. The Distributor is not obligated to sell any certain number of shares of the Fund. The Fund pays a monthly fee at the annual rate of two basis points (0.02%) on combined net assets up to $1 billion and decreasing as net assets reach certain asset levels and is subject to a $40,000 per year minimum fee.

                                   APPENDIX A





RATINGS OF COMMERCIAL PAPER


     STANDARD & POOR'S


Commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest.


     A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


     A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


    A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


     MOODY'S


    Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers.


     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


     - Leading market positions in well-established industries.


     - High rates of return on funds employed.


     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.


     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


     - Well-established access to a range of financial markets and assured sources of alternate liquidity.


     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


    PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


     FITCH

    Fitch employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers.


    F1: Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.


    F2: Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


    F3: Securities possess fair credit quality. This designation indicates that the capacity for timely payments of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                    PART C: OTHER INFORMATION


ITEM 23. EXHIBITS

(a)(1)   Certificate of Trust dated March 7, 2006.*

(a)(2)   Agreement and Declaration of Trust dated March 8, 2006.*

(b)      By-Laws.*

(c)      None.

(d) Investment Advisory Agreement between Nakoma Mutual Funds and Nakoma Capital Management LLC dated May 19, 2006.**

(e) Distribution Agreement between Nakoma Mutual Funds and UMB Distribution Services, LLC dated May 19, 2006.**

(f)      None.


(g) Custodian Agreement between Nakoma Mutual Funds and UMB Bank, N.A. dated May 19, 2006.**

(h)(1) Administration Agreement between Nakoma Mutual Funds and UMB Fund Services, Inc. dated May 19, 2006.**

(h)(2) Transfer Agency Agreement between Nakoma Mutual Funds and UMB Fund Services, Inc. dated May 19, 2006.**



(h)(3) Expense Limitation Agreement between Nakoma Mutual Funds and UMB Fund Services, Inc. dated September 1, 2006.***



(i)      Legal Opinion.**


(j)      Consent of Independent Public Accountant. [ATTACH]


(k)      Not Applicable.


(l)      Initial Capital Agreement.**

(m)      None.

(n)      None.

(o)      Reserved.

(p)(1) Code of Ethics of Nakoma Mutual Funds.* (p)(2) Code of Ethics of Adviser.* (p)(3) Code of Ethics of Distributor.*


(q)      Power of Attorney dated May 19, 2006.**


-----------------------------------------


* Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 333-132392 and 811-21865), filed with the Securities and Exchange Commission on March 13, 2006.

** Incorporated by reference to the Registrant's Registration Statement on Form N-1A/A (File Nos. 333-132392 and 811-21865), filed with the Securities and Exchange Commission on June 1, 2006.


*** Incorporated by reference to the Registrant's Registration Statement on Form N-1A/A (File Nos. 333-132392 and 811-21865), filed with the Securities and Exchange Commission on September 1, 2006.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 25.  INDEMNIFICATION

         The Trust will indemnify, to the fullest extent permitted under applicable law, any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was a Trustee or officer of the Trust, against Expenses (as defined in the Agreement and Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person's conduct was unlawful. There shall be no right to indemnification for any liability arising by reason of Disqualifying Conduct (as defined in the Agreement and Declaration of Trust) of the Trustee or officer of the Trust.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         See "Management of the Fund" in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITER.

(a) UMB Distribution Services, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

                   Columbus Funds, Inc.
                   Green Century Funds
                      Adelante Funds
         Lotsoff Capital Management Equity Trust
               The Marsico Investment Fund
                    SPARX Funds Trust
                     UMB Scout Funds

(b) To the best of Registrant's knowledge, the directors and executive officers of UMB Distribution Services, LLC are as follows:

NAME AND PRINCIPAL                          POSITION AND OFFICES WITH UMB         POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                              DISTRIBUTION SERVICES, LLC                REGISTRANT

Peter J. Hammond                            President                              None

Christine Mortensen                         Treasurer                              None

Constance Dye Shannon                       Secretary                              None

The address of each of the foregoing is 803 West Michigan Street, Suite A, Milwaukee, WI 53233.

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

         The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                                      Are located at:
--------------------                                      ---------------
Registrant's Fund Administrator, Transfer Agent and       UMB Fund Services, Inc.
        Fund  Accountant                                  803 West Michigan Street
                                                          Milwaukee, WI 53233

Registrant's Investment Adviser                           Nakoma Capital Management, LLC
                                                          525 Junction Road, Suite 8600
                                                          Madison, WI 53717

Registrant's Custodian                                    UMB Bank, n.a.
                                                          928 Grand Blvd., 5th Floor
                                                          Kansas City, MO 64106


ITEM 29.  MANAGEMENT SERVICES

None.

ITEM 30.  UNDERTAKINGS

None.


                               NAKOMA MUTUAL FUNDS


                                   SIGNATURES






As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Pre-Effective Amendment to its Registration Statement Nos. 333-132392 and 811-21865 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, State of Wisconsin, on the 3rd day of November 2006.







                                       NAKOMA MUTUAL FUNDS



                                       By /s/Daniel Pickett
                                       ------------------------
                                             Daniel Pickett
                                             President


The term "Nakoma Mutual Funds" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant, a copy of which is on file with the State of Delaware. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.





   SIGNATURE                        TITLE                                         DATE






/s/ Daniel Pickett                 Trustee and President                      November 3, 2006
Daniel Pickett                     (principal executive, principal
                                    financial and accounting officer)

 /s/ Robyn Rannow                  Treasurer                                  November 3, 2006
Robyn Rannow

_______*__________                 Trustee                                    November 3, 2006
Mark Fedenia

_______*__________                 Trustee                                    November 3, 2006
Marla Ahlgrimm

_______*__________                 Trustee                                    November 3, 2006
Antonio Mello

_______*__________                 Trustee                                    November 3, 2006
Thomas Poehling

_______*__________                 Trustee                                    November 3, 2006
John W. Feldt


* Robyn Rannow, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Trustees of Nakoma Mutual Funds pursuant to the powers of attorney duly executed by such persons.


/s/ Robyn Rannow                   Attorney-in-fact                           November 3, 2006
Robyn Rannow


